Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Schedule of Names and Relationship of Related Party
Names and Relationship of Related Party:	Existing Relationship with the Company
Won Fittings Company Limited	Wholly owned by Ms. Liu Liangping.
Ma Biu	Chairman, Director, and Chief Executive Officer
Liu Liangping	Director and Chief Operating Officer
Diamond Horses Group Limited (Formerly known as “Luda Group Ltd.”)	Mr. Ma Biu is the director of the company, Ms. Liu Liangping is the director of the company

Schedule of Trade Transactions with a Related Party

A summary of trade transactions with a related party for years ended December 31, 2024, 2023 and 2022 are listed below:

	For the years ended December 31,
Rental expenses charged by a related party:	2024	2023	2022
Won Fittings Company Limited	$81,538	$80,385	$76,923

Schedule of Short-Term Bank Loans Guaranteed

The Company’s short-term bank loans are guaranteed by Mr. Ma Biu and Ms. Liu Liangping, and properties owned by Mr. Ma Biu and Ms. Liu Liangping.

		For the years ended December 31,
Due from related parties:	Nature	2024	2023
Liu Liangping	Advance to a related party	$—	215,995
Total		$—	$215,995

Schedule of Due from Related Party Balances

The due from related party balances as of December 31, 2024 and 2023 are unsecured, interest-free and due on demand. The balances were fully settled in February 2024.

		For the years ended December 31,
Due to related parties:	Nature	2024	2023
Ma Biu	Advance from a related party	$—	$1,405
Diamond Horses Group Limited	Advance from a related party	—	24,080
Total		$—	$25,485